Events after the Balance-Sheet Date (Details) - EUR (€)	Mar. 06, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Events after the balance sheet date [Line items]
Number of shares outstanding		28,673,985	25,846,279	25,772,359
Issued capital		€ 4,926,000	€ 4,440,000
Major ordinary share transactions
Events after the balance sheet date [Line items]
Number of shares representing share options exercised	8,650
Issued capital	€ 4,927,355.12
Number of shares issued	28,682,635
2020 ESOP Warrants | Major ordinary share transactions
Events after the balance sheet date [Line items]
Warrants	2,400
2021 ESOP Warrants | Major ordinary share transactions
Events after the balance sheet date [Line items]
Warrants	6,250
Consolidated
Events after the balance sheet date [Line items]
Issued capital		€ 4,900,000	€ 4,400,000